SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Financial Expenses (Income), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financial income:
Foreign currency translation adjustments	$ 22	$ 262
Interest from banks	64	101
Financial income	86	363
Financial expenses:
Interest and bank charges	(7)	(25)
Foreign currency translation adjustments	(453)	(81)
Financial expenses	(460)	(106)
Financial income (expenses), net	$ (374)	$ 257